30-Sep-2015
30/360 Days
Note
Factor
0.000000
0.000000
0.000000
0.866421
1.000000
Interest
per
Mercedes-Benz Auto Lease Trust 2014-A
Investor Report
Collection Period Ended
Amounts in USD
Dates
Collection Period No.
18
Collection Period (from... to)
1-Sep-2015
30-Sep-2015
Determination Date
13-Oct-2015
Record Date
14-Oct-2015
Payment Date
15-Oct-2015
Interest Period of the Class A-1, A-2b Notes (from... to)
15-Sep-2015
15-Oct-2015
Actual/360 Days
30
Interest Period of the Class A-2a, A-3 and A-4 Notes (from... to)
15-Sep-2015
15-Oct-2015
30
Summary
Initial
Beginning
Ending
Principal
Principal per $1000
Balance
Balance
Balance
Payment
Face Amount
Class A-1 Notes
393,000,000.00
0.00
0.00
0.00
0.000000
Class A-2A Notes
405,000,000.00
8,441,723.97
0.00
8,441,723.97
20.843763
Class A-2B Notes
405,000,000.00
8,441,723.97
0.00
8,441,723.97
20.843763
Class A-3 Notes
564,290,000.00
564,290,000.00
488,912,618.64
75,377,381.36
133.579155
Class A-4 Notes
220,000,000.00
220,000,000.00
220,000,000.00
0.00
0.000000
Total Note Balance
1,987,290,000.00
801,173,447.93
708,912,618.64
92,260,829.30
Overcollateralization
392,699,193.90
423,638,076.52
423,638,076.52
Total Securitization Value
2,379,989,193.90
1,224,811,524.45
1,132,550,695.15
423,638,076.51
17.80%
present value of lease payments
833,251,990.13
220,123,105.73
195,894,441.66
present value of Base Residual Value
1,546,737,203.77
1,004,688,418.72
936,656,253.49
Current Overcollateralization Amount
423,638,076.52
17.80%
Amount
Percentage
Initial Overcollateralization Amount
392,699,193.90
16.50%
Target Overcollateralization Amount
Class A-1 Notes
0.200000%
0.00
0.000000
0.00
0.000000
Class A-2A Notes
0.480000%
3,376.69
0.008338
8,445,100.66
20.852100
Class A-2B Notes
0.386550%
2,719.29
0.006714
8,444,443.26
20.850477
Class A-3 Notes
0.680000%
319,764.33
0.566667
75,697,145.69
134.145822
Class A-4 Notes
0.900000%
165,000.00
0.750000
165,000.00
0.750000
Total
490,860.31
$92,751,689.61
Interest & Principal
Interest &
Interest Rate
Interest Payment
$1000 Face
Amount
Payment
per $1000 Face Amount

Available Funds
Distributions
Lease Payments Received
25,199,305.24
(1) Total Servicing Fee
1,020,676.27
Net Sales Proceeds-early terminations (including Defaulted Leases)
45,664,124.95
Nonrecoverable Advances to the Servicer
0.00
Net Sales Proceeds-scheduled terminations
26,035,044.37
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Excess wear and tear included in Net Sales Proceeds
46,275.89
(3) Interest Distributable Amount Class A Notes
490,860.31
Excess mileage included in Net Sales Proceeds
424,858.57
(4) Priority Principal Distribution Amount
0.00
Subtotal
96,898,474.56
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
92,260,829.30
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
0.00
Investment Earnings
794.07
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Total Available Collections
96,899,268.63
(9) Excess Collections to Certificateholders
3,126,902.75
Reserve Account Draw Amount
0.00
Total Distribution
96,899,268.63
Total Available Funds
96,899,268.63
Distribution Detail
Amount Due
Amount Paid
Shortfall
Total Servicing Fee
1,020,676.27
1,020,676.27
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
490,860.31
490,860.31
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
3,376.69
3,376.69
0.00
thereof on Class A-2B Notes
2,719.29
2,719.29
0.00
thereof on Class A-3 Notes
319,764.33
319,764.33
0.00
thereof on Class A-4 Notes
165,000.00
165,000.00
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
490,860.31
490,860.31
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
92,260,829.30
92,260,829.30
0.00
Principal Distribution Amount
92,260,829.30
92,260,829.30
0.00

Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
11,899,945.97
Reserve Fund Amount - Beginning Balance
11,899,945.97
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
97.82
minus Net Investment Earnings
97.82
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
11,899,945.97
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
97.82
Net Investment Earnings on the Exchange Note
Collection Account
696.25
Investment Earnings for the Collection Period
794.07
Notice to Investors

Pool Statistics
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
2,379,989,193.90
56,365
Securitization Value beginning of Collection Period
1,224,811,524.45
34,361
Principal portion of lease payments
17,097,492.82
Terminations- Early
43,460,803.13
Terminations- Scheduled
24,395,908.96
Repurchase Payment (excluding interest)
0.00
Gross Losses
7,306,624.39
Securitization Value end of Collection Period
1,132,550,695.15
31,969
Pool Factor
47.59%
As of Cutoff Date
Current
Weighted Average Securitization Rate
6.80%
6.80%
Weighted Average Remaining Term (months)
24.30
10.26
Weighted Average Seasoning (months)
10.25
26.49
Aggregate Base Residual Value
1,759,458,761.00
987,907,419.09
Cumulative Turn-in Ratio
91.42%
Proportion of base prepayment assumption realized life to date
72.02%
Actual lifetime prepayment speed
0.61%

Percentage
99.61%
Delinquency Profile *
Amount **
Number of Leases
Current
1,128,079,591.31
31,848
0.04%
100.00%
31-60 Days Delinquent
3,078,377.01
83
61-90 Days Delinquent
923,793.11
24
0.27%
0.08%
91-120 Days Delinquent
468,933.72
14
Total
1,132,550,695.15
31,969
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
875,065.91
Less Liquidation Proceeds
582,435.89
Less Recoveries
252,203.29
Current Net Credit Loss / (Gain)
40,426.73
Cumulative Net Credit Loss / (Gain)
1,351,898.29
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.057%
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
74,288,270.57
Less sales proceeds and other payments received during
Collection Period
72,302,134.22
Current Residual Loss / (Gain)
1,986,136.35
Cumulative Residual Loss / (Gain)
5,714,008.99
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
0.240%